SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) € in Thousands, $ in Thousands	1 Months Ended			6 Months Ended
	Mar. 31, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Number of segments | segment				1
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interests acquired						100.00%
Other businesses, deferred consideration | $	$ 300			$ 300	$ 5,000
BonusFinder
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interests acquired						100.00%
Other businesses, deferred consideration		$ 13,582	€ 12,699	$ 0	$ 13,582